Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finished products
Total finished products	$ 3,064	$ 3,097
Work in progress	691	567
Consumable inventory	988	1,159
Net realizable value provision (i)	(138)	(139)
Total of inventories	4,605	4,684
Iron Ore Solutions [Member]
Finished products
Total finished products	2,493	2,457
Energy Transition Metals [Member]
Finished products
Total finished products	$ 571	$ 640